Other information (Tables)	12 Months Ended
Dec. 31, 2016
Additional Financial Information Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2016	2015
Due to related parties (note 4)	$4,175	$1,765
Accrued interest	16,270	19,841
Accounts payable and other accrued liabilities	41,712	54,780
	$62,157	$76,386

Schedule of Supplemental Cash Flow Information
(b)	Supplemental cash flow information:

	2016	2015	2014
Interest paid on debt	$109,272	$97,724	$91,450
Interest received	8,041	10,853	1,211
Undrawn credit facility fee paid	2,856	2,865	3,512
Non-cash transactions:
Dividend reinvestment	4,359	38,862	64,697
Arrangement and transaction fees (note 15)	6,393	9,191	6,753
Acquisition of time charters through novation from GCI (note 4(c))	16,200	—	—
Recognition of fair value of bareboat charters (note 4(c))	16,200	—	—
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	107,500	—	—
Capital contribution through settlement of loans to affiliate	—	19,444	15,000
Dividends on Series A preferred shares	—	—	3,395
Loan repayment for vessels under construction	—	—	29,680
Long-term debt for vessels under construction	—	77,625	8,300
Vessel reallocation	—	—	11,533
Fair value of financial instruments	—	—	50,278